UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07896
                                                     ---------

                         GAMCO Global Series Funds, Inc.
                -----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                -----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ----------                                       -------
              CONVERTIBLE CORPORATE BONDS -- 65.4%
              AEROSPACE -- 2.0%
$  180,000    Lockheed Martin Corp., Cv.,
               5.155%, 08/15/33 (d) .............$    228,798
                                                 ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 5.6%
20,000,000(b) Pacific Industrial Co. Ltd., Cv.,
               Zero Coupon, 03/31/11 ............     176,085
30,000,000(b) Suzuki Motor Corp., Cv.,
               Zero Coupon, 03/29/13 ............     291,873
20,000,000(b) Taiho Kogyo Co. Ltd., Cv.,
               Zero Coupon, 03/31/11 ............     180,740
                                                 ------------
                                                      648,698
                                                 ------------
              BUSINESS SERVICES -- 5.5%
   100,000(c) Fugro NV, Cv.,
               2.375%, 04/27/10 .................     183,546
   520,000(c) Publicis Group SA, Cv.,
               0.750%, 07/17/08 .................     219,237
   126,600(c) SR Teleperformance, Cv.,
               3.250%, 01/01/08 .................     226,068
                                                 ------------
                                                      628,851
                                                 ------------
              COMMUNICATIONS EQUIPMENT -- 2.6%
   300,000    Agere Systems Inc., Sub. Deb. Cv.,
               6.500%, 12/15/09 .................     302,250
                                                 ------------
              CONSUMER PRODUCTS -- 10.0%
   200,000    Church & Dwight Co. Inc., Deb. Cv.,
               5.250%, 08/15/33 .................     269,750
   400,000    Eastman Kodak Co., Cv.,
               3.375%, 10/15/33 .................     393,000
   200,000    Mens Warehouse Inc., Cv.,
               3.125%, 10/15/23 .................     274,500
20,000,000(b) Nikon Corp., Cv.,
               Zero Coupon, 03/30/07 ............     223,586
                                                 ------------
                                                    1,160,836
                                                 ------------
              DIVERSIFIED INDUSTRIAL -- 2.3%
30,000,000(b) Sanyo Chemical Industries
               Ltd., Cv., Zero Coupon,
               03/31/11 .........................     267,746
                                                 ------------
              ELECTRONICS -- 3.3%
   400,000    Edo Corp., Sub. Deb. Cv.,
               4.000%, 11/15/25 .................     386,500
                                                 ------------
              ENERGY AND UTILITIES -- 8.8%
23,000,000(b) Cosmo Oil Co. Ltd., Cv.,
               Zero Coupon, 09/30/10 ............     207,365
   200,000(c) RWE AG, Cv.,
               Zero Coupon, 06/22/07 ............     269,643
   200,000    Scottish Power Finance Jersey Ltd.,
               Sub. Deb. Cv.,
               4.000%, 07/29/49 (d) .............     323,250
   200,000    Transocean Inc., Deb. Cv.,
               1.500%, 05/15/21 .................     216,500
                                                 ------------
                                                    1,016,758
                                                 ------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ----------                                       -------
              EQUIPMENT AND SUPPLIES -- 2.9%
$  200,000(c) Linde Finance BV, Cv.,
               1.250%, 05/05/09 .................$    338,468
                                                 ------------
              FINANCIAL SERVICES -- 5.5%
   150,000    First Pacific Finance, Cv.,
               Zero Coupon, 01/18/10 ............     235,315
   400,000    SLM Corp., Cv.,
               5.435%, 07/25/35 (d) .............     402,960
                                                 ------------
                                                      638,275
                                                 ------------
              HEALTH CARE -- 9.6%
   300,000    Allergan Inc., Cv.,
               1.500%, 04/01/26 (a) .............     317,250
   400,000    Edwards Lifesciences Corp., Cv.,
               3.875%, 05/15/33 .................     409,500
   400,000    Medtronic Inc., Cv.,
               1.625%, 04/15/13 (a) .............     391,000
                                                 ------------
                                                    1,117,750
                                                 ------------
              RETAIL -- 5.4%
15,000,000(b) Kasumi Co. Ltd., Cv.,
               1.100%, 02/28/07 .................     168,513
   300,000    Kellwood Co., Deb. Cv.
               (STEP), 3.500%, 06/15/34 .........     270,000
   200,000    Pier 1 Imports Inc., Cv.
               (STEP), 6.375%, 02/15/36 .........     192,250
                                                 ------------
                                                      630,763
                                                 ------------
              TRANSPORTATION -- 1.9%
   200,000    YRC Worldwide Inc., Cv.,
               3.375%, 11/25/23 .................     226,250
                                                 ------------
              TOTAL CONVERTIBLE
               CORPORATE BONDS ..................   7,591,943
                                                 ------------
    SHARES
    -----
              CONVERTIBLE PREFERRED STOCKS -- 20.0%
              BROADCASTING -- 2.1%
     6,000    Emmis Communications Corp.,
               6.250% Cv. Pfd., Ser. A ..........     238,500
                                                 ------------
              COMMUNICATIONS EQUIPMENT -- 2.6%
       300    Lucent Technologies Capital Trust I,
               7.750% Cv. Pfd. ..................     306,750
                                                 ------------
              ENERGY AND UTILITIES -- 1.4%
     3,000    Hanover Compressor Capital Trust,
               7.250% Cv. Pfd. ..................     165,750
                                                 ------------
              FINANCIAL SERVICES -- 4.4%
     5,000    New York Community Capital Trust V,
               6.000%, Cv. Pfd. .................     235,750
     6,000    Sovereign Bancorp Inc.,
               4.375% Cv. Pfd. ..................     279,318
                                                 ------------
                                                      515,068
                                                 ------------

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
   SHARES                                          VALUE*
  --------                                         -------
              CONVERTIBLE PREFERRED STOCKS (CONTINUED)
              HEALTH CARE -- 4.4%
     4,000    Omnicare Inc.,
               4.000% Cv. Pfd., Ser. B ..........$    233,500
     5,000    Schering-Plough Corp.,
               6.000% Cv. Pfd. ..................     277,950
                                                 ------------
                                                      511,450
                                                 ------------
              METALS AND MINING -- 2.4%
       220    Freeport-McMoRan Copper &
               Gold Inc., 5.500% Cv. Pfd. .......     276,925
                                                 ------------
              TELECOMMUNICATIONS -- 2.7%
     7,000    Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B ..........     308,000
                                                 ------------
              TOTAL CONVERTIBLE
               PREFERRED STOCKS .................   2,322,443
                                                 ------------
              COMMON STOCKS -- 3.8%
              SPECIALTY CHEMICALS -- 3.8%
     7,000    Ashland Inc. ......................     446,460
                                                 ------------
   PRINCIPAL
    AMOUNT
    -------
              CORPORATE BONDS -- 2.2%
              DIVERSIFIED INDUSTRIAL -- 2.2%
$  197,518(c) Elektrim Finance BV,
               2.000%, 12/15/49 .................     249,212
                                                 ------------
              U.S. GOVERNMENT OBLIGATIONS -- 8.6%
 1,008,000    U.S. Treasury Bills,
               4.716% to 4.885%++,
               10/19/06 to 12/21/06 .............   1,000,676
                                                 ------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $11,373,914) ...............$ 11,610,734
                                                 ============

----------------
              Aggregate book cost ...............$ 11,373,914
                                                 ============
              Gross unrealized appreciation .....$    574,550
              Gross unrealized depreciation .....    (337,730)
                                                 ------------
              Net unrealized appreciation
               (depreciation) ...................$    236,820
                                                 ============
----------------
++   Represents annualized yield at date of purchase.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of the Rule 144A securities amounted to $708,250 or 6.10% of total investments. These securities have been deemed by the Board of Directors to be liquid.
(b)  Principal amount denoted in Japanese Yen.
(c)  Principal amount denoted in Euros.
(d) Floating rate security. The rate disclosed is that in effect at September 30, 2006.
STEP Step coupon bond. The rate disclosed is that in effect at September 30,
     2006.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                        % OF
                                       MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION             VALUE       VALUE
--------------------------             -----       ------
North America ........................  70.2%   $ 8,156,837
Europe ...............................  14.8      1,721,489
Japan ................................  13.1      1,515,908
Latin America ........................   1.9        216,500
                                       -----    -----------
                                       100.0%   $11,610,734
                                       =====    ===========

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
             COMMON STOCKS -- 94.6%
             AEROSPACE -- 3.0%
      5,000  General Dynamics Corp. .............$    358,350
      4,000  L-3 Communications Holdings Inc. ...     313,320
      5,000  Lockheed Martin Corp. ..............     430,300
      8,358  Northrop Grumman Corp. .............     568,929
      6,000  Rockwell Collins Inc. ..............     329,040
     32,000  Rolls-Royce Group plc+ .............     271,415
     11,000  United Technologies Corp. ..........     696,850
                                                 ------------
                                                    2,968,204
                                                 ------------
             BROADCASTING -- 1.2%
      7,000  Lagardere SCA ......................     505,066
      5,200  Nippon Television Network Corp. ....     710,501
                                                 ------------
                                                    1,215,567
                                                 ------------
             BUILDING AND CONSTRUCTION -- 2.1%
     20,000  CRH plc ............................     675,366
      8,000  Fomento de Construcciones y
              Contratas SA ......................     639,099
     20,000  Sekisui House Ltd. .................     302,561
      8,000  Technip SA .........................     454,673
                                                 ------------
                                                    2,071,699
                                                 ------------
             BUSINESS SERVICES -- 2.9%
      3,000  FedEx Corp. ........................     326,040
      6,500  Getty Images Inc.+ .................     322,920
      2,800  Hakuhodo Dy Holdings Inc. ..........     182,756
      7,000  McDermott International Inc.+ ......     292,600
     10,000  SAP AG, ADR ........................     495,000
     16,000  Secom Co. Ltd. .....................     792,381
      8,000  SEI Investments Co. ................     449,520
                                                 ------------
                                                    2,861,217
                                                 ------------
             CHEMICALS AND ALLIED PRODUCTS -- 0.3%
        206  Arkema+ ............................       9,720
     50,000  Tokai Carbon Co. Ltd. ..............     318,307
                                                 ------------
                                                      328,027
                                                 ------------
             COMMUNICATIONS EQUIPMENT -- 0.3%
     14,000  Motorola Inc. ......................     350,000
                                                 ------------
             COMPUTER SOFTWARE AND SERVICES -- 7.3%
     13,000  Adobe Systems Inc.+ ................     486,850
      7,000  Apple Computer Inc.+ ...............     539,210
      9,000  Autodesk Inc.+ .....................     313,020
     22,000  Cisco Systems Inc.+ ................     506,000
     10,000  Dell Inc.+ .........................     228,400
     15,000  eBay Inc.+ .........................     425,400
      5,200  Google Inc., Cl. A+ ................   2,089,880
     56,000  Microsoft Corp. ....................   1,530,480
      8,000  NAVTEQ Corp.+ ......................     208,880
     40,000  Yahoo! Inc.+ .......................   1,011,200
                                                 ------------
                                                    7,339,320
                                                 ------------

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
             CONSUMER PRODUCTS -- 3.3%
      7,000  Christian Dior SA ..................$    728,750
     15,314  Compagnie Financiere Richemont AG,
              Cl. A .............................     737,257
      3,000  Harman International
              Industries Inc. ...................     250,320
     13,500  Procter & Gamble Co. ...............     836,730
      4,000  Swatch Group AG ....................     772,842
                                                 ------------
                                                    3,325,899
                                                 ------------
             DIVERSIFIED INDUSTRIAL -- 5.7%
      7,000  3M Co. .............................     520,940
     24,000  Amano Corp. ........................     307,606
     10,000  Bouygues SA ........................     534,865
      8,000  Emerson Electric Co. ...............     670,880
     82,000  General Electric Co. ...............   2,894,600
     16,000  ITT Corp. ..........................     820,320
                                                 ------------
                                                    5,749,211
                                                 ------------
             ELECTRONICS -- 1.3%
     18,000  Intel Corp. ........................     370,260
      9,000  Linear Technology Corp. ............     280,080
     10,000  Microchip Technology Inc. ..........     324,200
     10,000  Texas Instruments Inc. .............     332,500
                                                 ------------
                                                    1,307,040
                                                 ------------
             ENERGY AND UTILITIES -- 8.1%
      5,000  Apache Corp. .......................     316,000
      6,000  BP plc, ADR ........................     393,480
      7,000  Canadian Natural Resources Ltd. ....     319,060
     10,000  Chesapeake Energy Corp. ............     289,800
      6,672  Devon Energy Corp. .................     421,337
      5,000  EOG Resources Inc. .................     325,250
     10,000  Halliburton Co. ....................     284,500
     10,000  Hess Corp. .........................     414,200
      6,900  Imperial Oil Ltd. ..................     231,307
      4,500  National-Oilwell Varco Inc.+ .......     263,475
      5,000  Noble Corp. ........................     320,900
     15,000  Norsk Hydro ASA, ADR ...............     337,650
      8,000  Occidental Petroleum Corp. .........     384,880
      6,000  Petroleo Brasileiro SA, ADR ........     502,980
     12,288  Pioneer Natural Resources Co. ......     480,707
     10,000  Saipem SpA .........................     217,344
      5,200  Sasol Ltd. .........................     170,913
      2,000  Sasol Ltd., ADR ....................      65,780
      9,000  Schlumberger Ltd. ..................     558,270
     15,000  Statoil ASA, ADR ...................     357,300
      8,252  Total SA ...........................     541,511
      6,000  Transocean Inc.+ ...................     439,380
      6,000  Weatherford International Ltd.+ ....     250,320
      5,000  XTO Energy Inc. ....................     210,650
                                                 ------------
                                                    8,096,994
                                                 ------------

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT -- 1.7%
     69,500  Publishing & Broadcasting Ltd. .....$    965,522
     20,180  Vivendi ............................     727,505
                                                 ------------
                                                    1,693,027
                                                 ------------
             EQUIPMENT AND SUPPLIES -- 0.9%
      3,900  Keyence Corp. ......................     898,032
                                                 ------------
             FINANCIAL SERVICES -- 19.5%
      6,000  Affiliated Managers Group Inc.+ ....     600,660
      5,500  Allianz AG .........................     951,852
     24,500  American Express Co. ...............   1,373,960
     10,000  American International Group Inc. ..     662,600
     50,000  Anglo Irish Bank Corp. plc .........     821,065
     30,000  Australia & New Zealand Banking
              Group Ltd. ........................     600,564
     30,000  Aviva plc ..........................     439,814
     29,039  Bank of Ireland, Ireland ...........     567,811
     10,000  Bank of Ireland, London ............     195,661
     27,500  Barclays plc .......................     347,039
      6,700  China Life Insurance
              Co. Ltd., ADR .....................     523,672
     27,000  Citigroup Inc. .....................   1,341,090
     13,000  Credit Suisse Group, ADR ...........     753,350
      2,500  Goldman Sachs Group Inc. ...........     422,925
     15,000  HSBC Holdings plc, ADR .............   1,372,950
     11,914  Irish Life & Permanent plc .........     298,526
      3,700  Julius Baer Holding Ltd. AG ........     369,571
      5,000  Legg Mason Inc. ....................     504,300
      6,895  Merrill Lynch & Co. Inc. ...........     539,327
         40  Mitsubishi UFJ Financial
              Group Inc. ........................     514,709
     45,500  Nikko Cordial Corp. ................     527,704
      8,200  Royal Bank of Canada ...............     363,214
     42,700  Standard Chartered plc .............   1,093,703
     10,000  State Street Corp. .................     624,000
      2,000  SunTrust Banks Inc. ................     154,560
     10,000  T. Rowe Price Group Inc. ...........     478,500
     27,000  The 77 Bank Ltd. ...................     187,200
     16,000  The Yamaguchi Bank Ltd. ............     223,627
      6,250  Toronto-Dominion Bank ..............     371,393
     13,000  UBS AG, New York ...................     771,030
      4,000  UBS AG, Switzerland ................     239,274
     14,000  Wells Fargo & Co. ..................     506,520
     44,500  Westpac Banking Corp. ..............     753,197
                                                 ------------
                                                   19,495,368
                                                 ------------
             FOOD AND BEVERAGE -- 9.1%
     53,000  Ajinomoto Co. Inc. .................     570,717
     12,000  ARIAKE JAPAN Co. Ltd. ..............     241,778
     60,000  Cadbury Schweppes plc ..............     638,656
     18,996  Coca-Cola Hellenic
              Bottling Co. SA ...................     654,711
    100,000  Davide Campari-Milano SpA ..........     916,169
     77,000  Diageo plc .........................   1,360,249
      6,000  Diageo plc, ADR ....................     426,240

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
      6,000  Groupe Danone ......................$    842,241
      3,000  Nestle SA ..........................   1,046,023
      8,000  PepsiCo Inc. .......................     522,080
      3,763  Pernod-Ricard SA ...................     783,034
      5,000  Starbucks Corp.+ ...................     170,250
      9,000  The Hershey Co. ....................     481,050
      9,000  Wm. Wrigley Jr. Co. ................     414,540
                                                 ------------
                                                    9,067,738
                                                 ------------
             HEALTH CARE -- 13.3%
      4,900  Alcon Inc. .........................     561,050
     13,000  Amgen Inc.+ ........................     929,890
      8,000  Eli Lilly & Co. ....................     456,000
      9,200  Genentech Inc.+ ....................     760,840
      7,000  Genzyme Corp.+ .....................     472,290
      5,400  Gilead Sciences Inc.+ ..............     370,980
     40,000  GlaxoSmithKline plc ................   1,064,989
     23,500  Hisamitsu Pharmaceutical Co. Inc. ..     650,540
      7,000  Medtronic Inc. .....................     325,080
     20,000  Novartis AG ........................   1,167,580
      4,000  Novo Nordisk A/S, ADR ..............     298,080
      5,000  Quest Diagnostics Inc. .............     305,800
      6,200  Roche Holding AG ...................   1,071,966
      7,130  Sanofi-Aventis .....................     634,694
     40,000  Smith & Nephew plc .................     367,915
     10,000  St. Jude Medical Inc.+ .............     352,900
      2,400  Straumann Holding AG ...............     516,774
     10,000  Stryker Corp. ......................     495,900
      4,800  Synthes Inc. .......................     533,568
     13,000  Takeda Pharmaceutical Co. Ltd. .....     811,090
     13,000  Varian Medical Systems Inc.+ .......     694,070
      7,500  Zimmer Holdings Inc.+ ..............     506,250
                                                 ------------
                                                   13,348,246
                                                 ------------
             HOTELS AND GAMING -- 1.7%
      8,550  Greek Organization of Football
              Prognostics SA ....................     287,309
     20,000  Hilton Hotels Corp. ................     557,000
     36,003  Ladbrokes plc ......................     262,225
      7,000  Marriott International Inc.,
              Cl. A .............................     270,480
      5,000  Starwood Hotels & Resorts
              Worldwide Inc. ....................     285,950
                                                 ------------
                                                    1,662,964
                                                 ------------
             MACHINERY -- 0.3%
      5,000  Caterpillar Inc. ...................     329,000
                                                 ------------
             METALS AND MINING -- 4.7%
      6,000  Allegheny Technologies Inc. ........     373,140
     15,000  Anglo American plc .................     627,142
     20,000  BHP Billiton plc ...................     345,260
     10,500  Commercial Metals Co. ..............     213,465
      8,404  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ..................     447,597
     25,026  Gold Fields Ltd., ADR ..............     446,464

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                     MARKET
     SHARES                                          VALUE*
     ------                                         -------
             COMMON STOCKS (CONTINUED)
             METALS AND MINING (CONTINUED)
     11,228  Peabody Energy Corp. ...............$    412,966
      6,000  Phelps Dodge Corp. .................     508,200
     16,000  Rio Tinto plc ......................     757,026
      4,000  Titanium Metals Corp.+ .............     101,120
     11,000  Xstrata plc ........................     454,549
                                                 ------------
                                                    4,686,929
                                                 ------------
             RETAIL -- 5.9%
      6,000  Bed Bath & Beyond Inc.+ ............     229,560
      6,000  Best Buy Co. Inc. ..................     321,360
     11,000  Coach Inc.+ ........................     378,400
      7,000  Costco Wholesale Corp. .............     347,760
      8,750  Hennes & Mauritz AB, Cl. B .........     365,969
      8,000  Kohl's Corp.+ ......................     519,360
     28,000  Matsumotokiyoshi Co. Ltd. ..........     673,185
      8,000  Next plc ...........................     283,997
     24,000  Seven & I Holdings Co. Ltd. ........     772,064
     10,000  Tiffany & Co. ......................     332,000
      8,000  Wal-Mart Stores Inc. ...............     394,560
     11,000  Walgreen Co. .......................     488,290
      8,000  Whole Foods Market Inc. ............     475,440
     23,500  Woolworths Ltd. ....................     354,845
                                                 ------------
                                                    5,936,790
                                                 ------------
             TELECOMMUNICATIONS -- 1.6%
         85  KDDI Corp. .........................     529,608
     28,000  Verizon Communications Inc. ........   1,039,640
                                                 ------------
                                                    1,569,248
                                                 ------------
             WIRELESS COMMUNICATIONS -- 0.4%
     12,000  QUALCOMM Inc. ......................     436,200
                                                 ------------
             TOTAL COMMON STOCKS ................  94,736,720
                                                 ------------
             EXCHANGE TRADED FUNDS -- 3.9%
     40,500  iShares MSCI Emerging
              Markets Index .....................   3,919,185
                                                 ------------

 PRINCIPAL                                          MARKET
  AMOUNT                                            VALUE*
  ------                                            ------
             GOVERNMENT OBLIGATIONS -- 1.5%
 $1,492,000  U.S. Treasury Bills,
               4.727% to 4.845%++,
               10/26/06 to 12/28/06 .............$  1,476,523
                                                 ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $87,195,337) ...............$100,132,428
                                                 ============
------------------
              Aggregate book cost ...............$ 87,195,337
                                                 ============
              Gross unrealized appreciation .....$ 16,052,812
              Gross unrealized depreciation .....  (3,115,721)
                                                 ------------
              Net unrealized appreciation
               (depreciation) ...................$ 12,937,091
                                                 ============
------------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                        % OF
                                       MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION             VALUE       VALUE
--------------------------             -----       ------
North America ........................  52.2%  $ 52,318,316
Europe ...............................  32.3     32,354,338
Japan ................................   9.2      9,214,366
Asia/Pacific .........................   3.2      3,197,801
Latin America ........................   2.4      2,364,450
South Africa .........................   0.7        683,157
                                       -----   ------------
                                       100.0%  $100,132,428
                                       =====   ============

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------
              COMMON STOCKS -- 100.0%
              AEROSPACE -- 3.3%
     3,000    L-3 Communications Holdings Inc. ..$    234,990
     5,500    Lockheed Martin Corp. .............     473,330
                                                 ------------
                                                      708,320
                                                 ------------
              AGRICULTURE -- 1.0%
    30,000    Agricore United ...................     213,643
                                                 ------------
              AVIATION: PARTS AND SERVICES -- 2.2%
     7,400    Precision Castparts Corp. .........     467,384
                                                 ------------
              BROADCASTING -- 2.2%
    20,000    Mediaset SpA ......................     214,935
     5,000    Modern Times Group AB, Cl. B+ .....     258,592
                                                 ------------
                                                      473,527
                                                 ------------
              BUILDING AND CONSTRUCTION -- 2.7%
    17,125    CRH plc ...........................     578,282
                                                 ------------
              CABLE AND SATELLITE -- 0.8%
     7,000    Cablevision Systems Corp., Cl. A+ .     158,970
                                                 ------------
      UNITS
    ------
              CLOSED-END FUNDS -- 0.6%
     6,000    Mullen Group Income Fund ..........     119,597
                                                 ------------
     SHARES
    ------
              COMPUTER SOFTWARE AND SERVICES -- 4.3%
       700    Google Inc., Cl. A+ ...............     281,330
    11,500    Microsoft Corp. ...................     314,295
       100    NIWS Co. HQ Ltd. ..................      72,212
     5,000    Square Enix Co. Ltd. ..............     121,270
     5,000    Yahoo! Inc.+ ......................     126,400
                                                 ------------
                                                      915,507
                                                 ------------
              CONSUMER PRODUCTS -- 9.7%
     5,000    Altadis SA ........................     237,380
    10,000    Assa Abloy AB, Cl. B ..............     185,927
     4,000    Christian Dior SA .................     416,429
    11,000    Compagnie Financiere
               Richemont AG, Cl. A ..............     529,569
     8,500    Escada AG+ ........................     286,491
     4,000    Procter & Gamble Co. ..............     247,920
     3,200    UST Inc. ..........................     175,456
                                                 ------------
                                                    2,079,172
                                                 ------------
              DIVERSIFIED INDUSTRIAL -- 3.3%
     7,000    Bouygues SA .......................     374,406
     9,500    General Electric Co. ..............     335,350
                                                 ------------
                                                      709,756
                                                 ------------
              ELECTRONICS -- 0.7%
     4,400    Linear Technology Corp. ...........     136,928
                                                 ------------

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------
              ENERGY AND UTILITIES -- 11.5%
     6,600    Imperial Oil Ltd. .................$    221,250
    30,000    Kanto Natural Gas Development
               Co. Ltd. .........................     211,302
     8,000    Mueller Water Products Inc.,
               Cl. A+ ...........................     116,880
     3,500    Petroleo Brasileiro SA, ADR .......     293,405
    10,000    Saipem SpA ........................     217,344
     7,200    Schlumberger Ltd. .................     446,616
     6,000    Suncor Energy Inc. ................     432,300
    35,000    Tokai Carbon Co. Ltd. .............     222,815
     4,000    Transocean Inc.+ ..................     292,920
                                                 ------------
                                                    2,454,832
                                                 ------------
              ENTERTAINMENT -- 3.6%
     3,500    Oriental Land Co. Ltd. ............     196,445
    35,000    Publishing & Broadcasting Ltd. ....     486,234
     5,000    Time Warner Inc. ..................      91,150
                                                 ------------
                                                      773,829
                                                 ------------
              FINANCIAL SERVICES -- 12.1%
    15,000    Bank of Ireland ...................     293,491
     7,000    Citigroup Inc. ....................     347,690
     5,375    Julius Baer Holding Ltd. AG .......     536,877
    10,000    Mediobanca SpA ....................     218,105
    17,000    Nikko Cordial Corp. ...............     197,164
    20,000    The Shizuoka Bank Ltd. ............     217,397
     7,000    TSX Group Inc. ....................     306,992
     8,000    UBS AG ............................     474,480
                                                 ------------
                                                    2,592,196
                                                 ------------
              FOOD AND BEVERAGE -- 4.4%
     8,000    ARIAKE JAPAN Co. Ltd. .............     161,185
    15,000    Cadbury Schweppes plc .............     159,664
     5,000    General Mills Inc. ................     283,000
     5,000    PepsiCo Inc. ......................     326,300
                                                 ------------
                                                      930,149
                                                 ------------
              HEALTH CARE -- 15.0%
     6,000    Cochlear Ltd. .....................     237,006
     8,208    GlaxoSmithKline plc ...............     218,536
     6,000    Novartis AG .......................     350,274
     4,000    Roche Holding AG ..................     691,591
     6,691    Sanofi-Aventis, ADR ...............     297,549
     5,000    St. Jude Medical Inc.+ ............     176,450
     1,200    Straumann Holding AG ..............     258,387
     3,000    Synthes Inc. ......................     333,480
     4,200    Takeda Pharmaceutical Co. Ltd. ....     262,044
     5,000    William Demant Holding A/S+ .......     383,938
                                                 ------------
                                                    3,209,255
                                                 ------------
              HOTELS AND GAMING -- 1.1%
     7,000    Greek Organization of Football
               Prognostics SA ...................     235,224
                                                 ------------

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 12.7%
    17,726    Andsberg Ltd.+ (a) ................$     15,741
    73,630    Antofagasta plc ...................     631,402
    48,000    Gold Fields Ltd., ADR .............     856,320
    10,000    Harmony Gold Mining Co. Ltd.+ .....     129,148
    24,000    Harmony Gold Mining Co. Ltd., ADR+      310,320
    15,000    Newmont Mining Corp. ..............     641,250
     3,500    Peabody Energy Corp. ..............     128,730
                                                 ------------
                                                    2,712,911
                                                 ------------
              PUBLISHING -- 0.6%
    40,000    Independent News & Media plc ......     120,719
     3,500    Metro International SA,
               SDR, Cl. A+ ......................       3,988
     7,000    Metro International SA,
               SDR, Cl. B+ ......................       8,501
                                                 ------------
                                                      133,208
                                                 ------------
              RETAIL -- 4.0%
     9,000    Matsumotokiyoshi Co. Ltd. .........     216,381
     6,300    Seven & I Holdings Co. Ltd. .......     202,667
     6,000    Walgreen Co. ......................     266,340
     2,700    Whole Foods Market Inc. ...........     160,461
                                                 ------------
                                                      845,849
                                                 ------------
              TELECOMMUNICATIONS -- 2.9%
     3,000    ALLTEL Corp. ......................     166,500
    15,675    Sprint Nextel Corp. ...............     268,826
     2,300    Telephone & Data Systems Inc. .....      96,830
     2,300    Telephone & Data Systems Inc.,
               Special ..........................      93,955
                                                 ------------
                                                      626,111
                                                 ------------
              TRANSPORTATION -- 0.0%
     2,941    Horizon North Logistics Inc.+ .....       8,551
                                                 ------------
              WIRELESS COMMUNICATIONS -- 1.3%
     4,500    United States Cellular Corp.+ .....     268,650
                                                 ------------
              TOTAL COMMON STOCKS ...............  21,351,851
                                                 ------------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $14,665,967) ..............$ 21,351,851
                                                 ============

----------------
              Aggregate book cost ...............$ 14,665,967
                                                 ============
              Gross unrealized appreciation .....$  7,063,188
              Gross unrealized depreciation .....    (377,304)
                                                 ------------
              Net unrealized appreciation
               (depreciation) ...................$  6,685,884
                                                 ============

----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of the fair valued security amounted to $15,741 or 0.07% of total investments.
 +    Non-income producing security.
 ADR  American Depository Receipt
 SDR  Special Drawing Rights
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                        % OF
                                       MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION             VALUE       VALUE
--------------------------             -----       ------
Europe ..............................   38.4%   $ 8,197,823
North America .......................   37.6      8,021,179
Japan ...............................    9.7      2,080,880
South Africa ........................    6.1      1,295,788
Latin America .......................    4.8      1,032,941
Asia/Pacific ........................    3.4        723,240
                                       -----    -----------
                                       100.0%   $21,351,851
                                       =====    ===========

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------
             COMMON STOCKS -- 95.9%
             BROADCASTING -- 1.4%
     23,566  CanWest Global
              Communications Corp.+ .............$    175,567
     35,434  CanWest Global Communications
              Corp., Cl. A+ .....................     265,022
      1,400  Claxson Interactive Group Inc.+ ....       5,642
     10,000  Cogeco Inc. ........................     210,244
      7,000  Fisher Communications Inc.+ ........     290,850
     35,000  ION Media Networks Inc.+ ...........      28,350
     21,001  Liberty Media Holding Corp. -
              Capital, Cl. A+ ...................   1,755,053
                                                 ------------
                                                    2,730,728
                                                 ------------
             BUSINESS SERVICES -- 1.7%
      9,000  BB Holdings Ltd.+ ..................      29,700
      3,600  Carlisle Group Ltd.+ ...............       6,336
     25,693  Contax Participacoes SA, ADR .......      22,132
      4,000  Convergys Corp.+ ...................      82,600
     59,500  Group 4 Securicor plc ..............     188,273
        563  OneSource Services Inc.+ ...........       7,083
      4,000  R. H. Donnelley Corp. ..............     211,600
     85,000  Sistema JSFC, GDR (a) ..............   2,222,750
     15,000  TNT NV, ADR ........................     570,300
                                                 ------------
                                                    3,340,774
                                                 ------------
             CABLE -- 7.1%
     80,000  Adelphia Communications Corp.,
              Cl. A+ ............................       2,800
     19,065  Austar United Communications
              Ltd.+ .............................      16,625
     70,000  Cablevision Systems Corp.,
              Cl. A+ ............................   1,589,700
     20,000  Charter Communications Inc.,
              Cl. A+ ............................      30,400
     22,000  Comcast Corp., Cl. A, Special+ .....     809,820
     60,732  Liberty Global Inc., Cl. A+ ........   1,563,242
     50,000  Liberty Global Inc., Cl. C+ ........   1,253,000
     20,000  Mediacom Communications Corp.,
              Cl. A+ ............................     142,400
    154,765  Rogers Communications Inc.,
              Cl. B, New York ...................   8,491,955
        235  Rogers Communications Inc.,
              Cl. B, Toronto ....................      12,867
                                                 ------------
                                                   13,912,809
                                                 ------------
     UNITS
     -----
             CLOSED-END FUNDS -- 1.4%
     30,164  Bell Aliant Regional Communications
              Income Fund (a)(b)(c) .............     943,173
     57,044  Bell Aliant Regional Communications
              Income Fund (c) ...................   1,783,646
                                                 ------------
                                                    2,726,819
                                                 ------------
    SHARES
    ------
             COMMUNICATIONS EQUIPMENT -- 2.7%
     10,000  Agere Systems Inc.+ ................     149,300
      3,000  Andrew Corp.+ ......................      27,690
        500  Avaya Inc.+ ........................       5,720
    100,000  Champion Technology Holdings Ltd. ..      16,687
     25,000  Communications Systems Inc. ........     233,500
     98,000  GN Store Nord A/S ..................   1,500,038

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------
     10,000  JDS Uniphase Corp.+ ................$     21,900
      1,000  L-3 Communications Holdings Inc. ...      78,330
      3,200  L. M. Ericsson Telephone Co.,
              Cl. B, ADR ........................     110,240
    100,000  Lucent Technologies Inc.+ ..........     234,000
     65,000  Motorola Inc. ......................   1,625,000
     28,000  Nokia Corp., ADR ...................     551,320
     50,000  Nortel Networks Corp.+ .............     115,000
        750  Siemens AG, ADR ....................      65,325
     75,000  The Furukawa Electric Co. Ltd. .....     495,238
    300,000  Time Engineering Berhad+ ...........      50,027
        816  Tut Systems Inc.+ ..................         775
                                                 ------------
                                                    5,280,090
                                                 ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.0%
      2,000  America Online Latin America Inc.,
              Cl. A+ ............................           4
      6,000  Covad Communications Group Inc.+ ...       8,940
      3,230  EarthLink Inc.+ ....................      23,482
      1,000  Geoworks Corp.+ ....................          35
      1,000  Google Inc., Cl. A+ ................     401,900
         10  Korea Thrunet Co. Ltd.+ (c) ........           0
     20,000  NorthPoint Communications
              Group Inc.+ .......................          20
      5,852  Telecom Italia Media SpA ...........       2,698
      1,000  Via Net.Works Inc.+ ................          37
     63,000  Yahoo! Inc.+ .......................   1,592,640
                                                 ------------
                                                    2,029,756
                                                 ------------
             CONSUMER SERVICES -- 0.9%
     85,000  Liberty Media Holding Corp. -
              Interactive, Cl. A+ ...............   1,732,300
                                                 ------------
             DIVERSIFIED INDUSTRIAL -- 1.8%
     60,000  Bouygues SA ........................   3,209,191
     50,000  Hutchison Whampoa Ltd. .............     441,555
                                                 ------------
                                                    3,650,746
                                                 ------------
             ELECTRONICS -- 0.3%
     40,000  California Micro Devices Corp.+ ....     204,000
      8,000  Freescale Semiconductor Inc.,
              Cl. B+ ............................     304,080
      2,000  TiVo Inc.+ .........................      15,180
      1,000  Vishay Intertechnology Inc.+ .......      14,040
                                                 ------------
                                                      537,300
                                                 ------------
             ENERGY AND UTILITIES -- 0.5%
      3,000  E.ON AG ............................     355,613
     11,000  SCANA Corp. ........................     442,970
      5,000  SJW Corp. ..........................     149,550
                                                 ------------
                                                      948,133
                                                 ------------
             ENTERTAINMENT -- 4.6%
     44,000  Discovery Holding Co., Cl. A+ ......     636,240
    410,000  Gemstar-TV Guide
              International Inc.+ ...............   1,361,200
     15,000  Metromedia International
              Group Inc.+ .......................      26,550
    185,000  Time Warner Inc. ...................   3,372,550
    100,000  Vivendi ............................   3,605,077
                                                 ------------
                                                    9,001,617
                                                 ------------

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------
             COMMON STOCKS (CONTINUED)
             EQUIPMENT AND SUPPLIES -- 0.2%
      1,000  Amphenol Corp., Cl. A ..............$     61,930
      8,000  ThyssenKrupp AG ....................     269,538
                                                 ------------
                                                      331,468
                                                 ------------
             PUBLISHING -- 0.7%
     35,000  News Corp., Cl. A ..................     687,750
      2,000  News Corp., Cl. B ..................      41,280
     15,428  Seat Pagine Gialle SpA .............       7,718
     25,000  Telegraaf Media Groep NV ...........     594,400
                                                 ------------
                                                    1,331,148
                                                 ------------
             SATELLITE -- 3.2%
      1,500  Asia Satellite Telecommunications
              Holdings Ltd., ADR ................      24,278
      1,500  British Sky Broadcasting
              Group plc, ADR ....................      61,605
    100,000  EchoStar Communications Corp.,
              Cl. A+ ............................   3,274,000
      1,000  Lockheed Martin Corp. ..............      86,060
      2,524  Orbital Sciences Corp.+ ............      47,375
      3,000  Pegasus Communications Corp.,
              Cl. A+ ............................       5,970
      8,000  PT Indosat Tbk, ADR ................     218,080
    130,000  The DIRECTV Group Inc.+ ............   2,558,400
                                                 ------------
                                                    6,275,768
                                                 ------------
             TELECOMMUNICATIONS: BROADBAND -- 0.6%
      8,960  Colt Telecom Group SA+ .............      21,096
     10,000  E.Spire Communications Inc.+ .......           5
     17,500  Golden Telecom Inc. ................     529,375
     22,422  McLeodUSA Inc., Cl. A+ .............         110
      6,000  Time Warner Telecom Inc., Cl. A+ ...     114,060
     43,941  Windstream Corp. ...................     579,582
                                                 ------------
                                                    1,244,228
                                                 ------------
             TELECOMMUNICATIONS: LONG DISTANCE -- 7.1%
     90,000  AT&T Inc. ..........................   2,930,400
    300,000  Cable & Wireless plc ...............     777,959
     22,500  Embarq Corp. .......................   1,088,325
     10,200  Embratel Participacoes SA, ADR .....     161,568
     80,000  General Communication Inc.,
              Cl. A+ ............................     991,200
     45,000  IDT Corp.+ .........................     636,300
     40,000  IDT Corp., Cl. B+ ..................     576,800
        600  KDDI Corp. .........................   3,738,413
     72,000  Philippine Long Distance
              Telephone Co., ADR ................   3,136,320
                                                 ------------
                                                   14,037,285
                                                 ------------
             TELECOMMUNICATIONS: NATIONAL -- 23.5%
     44,448  Brasil Telecom SA, Pfd. ............         160
     39,000  BT Group plc, ADR ..................   1,972,230
 17,415,054  Cable & Wireless Jamaica Ltd.+ .....     198,033
     75,000  China Unicom Ltd., ADR .............     733,500
    148,000  Compania de Telecomunicaciones de
              Chile SA, ADR .....................   1,046,360
    260,000  Deutsche Telekom AG, ADR ...........   4,126,200
    180,000  Elisa Oyj ..........................   3,971,545
     38,000  France Telecom SA, ADR .............     885,780
      5,507  Hellenic Telecommunications
              Organization SA+ ..................     135,054
     36,000  Hellenic Telecommunications
              Organization SA, ADR+ .............     444,960

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------
     18,000  Hungarian Telephone &
              Cable Corp.+ ......................$    284,400
     10,000  KT Corp., ADR ......................     214,700
        500  Magyar Telekom Telecommunications
              plc, ADR+ .........................      10,000
      5,000  Manitoba Telecom Services Inc. .....     215,164
      3,000  Maroc Telecom ......................      45,422
        237  Nippon Telegraph &
              Telephone Corp. ...................   1,163,682
     22,000  Nippon Telegraph &
              Telephone Corp., ADR ..............     539,660
      2,000  Pakistan Telecommunications
              Co. Ltd., GDR (a) .................     135,921
    100,000  PCCW Ltd. ..........................      61,099
     20,000  Portugal Telecom SGPS SA ...........     249,807
     68,000  Portugal Telecom SGPS SA, ADR ......     848,640
     18,360  PT Telekomunikasi Indonesia, ADR ...     663,897
     10,000  Rostelecom, ADR ....................     301,000
     57,000  Royal KPN N.V. Sponsored, ADR ......     727,320
    874,000  Singapore Telecommunications Ltd. ..   1,342,710
     98,000  Swisscom AG, ADR ...................   3,272,220
     25,000  Telecom Corp. of New
              Zealand Ltd., ADR .................     560,750
  2,150,000  Telecom Italia SpA .................   6,106,948
     27,000  Telecom Italia SpA, ADR ............     764,910
     57,700  Telefonica de Argentina SA, ADR+ ...   1,156,885
    100,000  Telefonica SA, ADR .................   5,181,000
      6,361  Telefonica SA, BDR .................     109,123
     92,000  Telefonos de Mexico SA de CV,
              Cl. L, ADR ........................   2,353,360
     46,604  Telekom Austria AG .................   1,176,018
    350,000  Telekom Malaysia Berhad ............     868,357
      3,355  Telemar Norte Leste SA .............      71,319
    650,000  TeliaSonera AB .....................   4,168,856
      2,400  Telstra Corp. Ltd., ADR ............      33,024
      8,075  Thai Telephone & Telecom,
              GDR+ (a)(b) .......................       1,050
                                                 ------------
                                                   46,141,064
                                                 ------------
             TELECOMMUNICATIONS: REGIONAL -- 16.4%
     33,250  Atlantic Tele-Network Inc. .........     614,460
    115,000  BCE Inc. ...........................   3,115,350
     65,000  BellSouth Corp. ....................   2,778,750
     12,000  Brasil Telecom Participacoes
              SA, ADR ...........................     360,720
        952  Brasil Telecom SA ..................           8
     13,000  CenturyTel Inc. ....................     515,710
    250,000  Cincinnati Bell Inc.+ ..............   1,205,000
     55,000  Citizens Communications Co. ........     772,200
     49,000  Commonwealth Telephone
              Enterprises Inc. ..................   2,020,270
     67,060  D&E Communications Inc. ............     845,626
    170,000  First Pacific Co. Ltd. .............      79,865
     20,000  First Pacific Co. Ltd., ADR ........      46,970
    320,000  Qwest Communications
              International Inc.+ ...............   2,790,400
     11,000  Shenandoah Telecommunications Co. ..     478,170
     25,693  Tele Norte Leste
              Participacoes SA, ADR .............     352,251
    210,000  Telecom Argentina SA, Cl. B, ADR+ ..   2,887,500
     70,000  Telephone & Data Systems Inc. ......   2,947,000
     58,000  Telephone & Data Systems Inc.,
              Special ...........................   2,369,300
     13,421  TELUS Corp. ........................     755,250
     31,579  TELUS Corp., ADR ...................   1,780,414
     40,000  TELUS Corp., Non-Voting ............   2,240,215
  1,000,000  True Corp. Public Co. Ltd.+ ........     239,585
     85,000  Verizon Communications Inc. ........   3,156,050
                                                 ------------
                                                   32,351,064
                                                 ------------

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
    SHARES                                          VALUE*
    ------                                          ------
             COMMON STOCKS (CONTINUED)
             WIRELESS COMMUNICATIONS -- 20.8%
     38,000  ABC Communications Holdings Ltd. ...$      2,439
     53,000  ALLTEL Corp. .......................   2,941,500
    220,000  America Movil SA de CV,
              Cl. L, ADR ........................   8,661,400
     35,000  Centennial Communications Corp. ....     186,550
     80,000  China Mobile Ltd., ADR .............   2,828,000
     70,000  CP Pokphand Co. Ltd., ADR+ .........      45,367
     40,000  Dobson Communications Corp.,
              Cl. A+ ............................     280,800
     10,000  EasyCall International Ltd.+ .......         607
     17,500  Grupo Iusacell SA de CV+ ...........     113,016
     26,000  Himachal Futuristic Communications
              Ltd., GDR+ (a)(c) .................      61,794
        666  Hutchison Telecommunications
              International Ltd.+ ...............       1,178
      2,000  Millicom International
              Cellular SA+ ......................      81,840
        800  Mobile TeleSystems, ADR ............      30,216
      1,600  NTT DoCoMo Inc. ....................   2,465,185
    120,000  Price Communications Corp.+ ........   2,316,000
     42,800  Rural Cellular Corp., Cl. A+ .......     412,164
     90,000  SK Telecom Co. Ltd., ADR ...........   2,126,700
    440,000  Sprint Nextel Corp. ................   7,546,000
      6,000  SunCom Wireless Holdings Inc.,
              Cl. A+ ............................       5,760
        460  Tele Norte Celular Participacoes
              SA, ADR ...........................       4,048
      1,150  Telemig Celular Participacoes
              SA, ADR ...........................      42,435
      4,430  Tim Participacoes SA, ADR ..........     123,376
    105,000  United States Cellular Corp.+ ......   6,268,500
     58,000  Vimpel-Communications, ADR+ ........   3,514,220
      3,020  Vivo Participacoes SA+ .............      16,390
     23,976  Vivo Participacoes SA, ADR .........      74,805
     13,024  Vivo Participacoes SA, Pfd.+ .......      40,133
     30,075  Vodafone Group plc, ADR ............     687,514
                                                 ------------
                                                   40,877,937
                                                 ------------
             TOTAL COMMON STOCKS ................ 188,481,034
                                                 ------------
             RIGHTS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
    315,789  True Corp. plc Rights+(c) ..........       8,227
                                                 ------------
             WARRANTS -- 0.0%
             COMMUNICATIONS EQUIPMENT -- 0.0%
     20,303  Champion Technology Holdings Ltd.,
              expire 02/26/07+ (c) ..............         676
      1,473  Lucent Technologies Inc.,
              expire 12/10/07+ ..................         280
                                                 ------------
             TOTAL WARRANTS .....................         956
                                                 ------------
  PRINCIPAL
   AMOUNT
  -------
             U.S. GOVERNMENT OBLIGATIONS -- 4.1%
 $8,120,000  U.S. Treasury Bills,
              4.793% to 5.152%++,
              10/12/06 to 03/08/07 ..............   7,958,325
                                                 ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $132,152,323) ..............$196,448,542
                                                 ============

------------------
              Aggregate book cost ...............$132,152,323
                                                 ============
              Gross unrealized appreciation .....$ 73,869,314
              Gross unrealized depreciation .....  (9,573,095)
                                                 ------------
              Net unrealized appreciation
               (depreciation) ...................$ 64,296,219
                                                 ============
------------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of Rule 144A securities amounted to $3,364,688 or 1.71% of total investments. Except as noted in (b), these securities are liquid.
 (b) At September 30, 2006, the Fund held investments in restricted and illiquid securities amounting to $944,223 or 0.47% of total net assets, which were valued under methods approved by the Board, as follows:
                                                                    09/30/06
                                                                    CARRYING
ACQUISITION                            ACQUISITION   ACQUISITION     VALUE
  SHARES   ISSUER                          DATE          COST       PER UNIT
  ------   ------                       ----------   ----------     --------
  8,075    Thai Telephone &
            Telecom, GDR .............   03/31/94     $100,542      $ 0.1300
 30,164    Bell Aliant Regional
            Communications Income Fund   12/30/99      520,312       31.2682

 (c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of fair valued securities amounted to $2,797,516 or 1.42% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 BDR Brazilian Depository Receipt
 GDR Global Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                        % OF
                                       MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION             VALUE       VALUE
--------------------------             -----       ------
North America .......................   52.7%  $103,427,754
Europe ..............................   26.9     52,930,299
Latin America .......................    9.1     17,946,389
Asia/Pacific ........................    7.0     13,741,922
Japan ...............................    4.3      8,402,178
                                       -----   ------------
                                       100.0%  $196,448,542
                                       =====   ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------



By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.